07.31 Fidelity Series Small Cap Opportunities Fund F PRO-02 | Fidelity® Series Small Cap Opportunities Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Series Small Cap Opportunities Fund}	07.31 Fidelity Series Small Cap Opportunities Fund F PRO-02 Fidelity® Series Small Cap Opportunities Fund Fidelity Series Small Cap Opportunities Fund-Class F Fidelity
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	none
[1]	Adjusted to reflect current fees.

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Expense Example {- Fidelity® Series Small Cap Opportunities Fund}	07.31 Fidelity Series Small Cap Opportunities Fund F PRO-02 Fidelity® Series Small Cap Opportunities Fund Fidelity Series Small Cap Opportunities Fund-Class F Fidelity USD ($)
1 year	none
3 years	none
5 years	none
10 years	none

  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities), using different Fidelity managers.